Fees Summary	Apr. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,750,000,000
Previously Paid Amount	0.00
Total Fee Amount	241,675
Total Offset Amount	33,547.77
Net Fee	$ 208,127.23
Combined Prospectus Table N/A	N/A